DERIVATIVE INSTRUMENTS (Fair Value of Foreign Currency Cash Flow Hedges) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
DERIVATIVES INSTRUMENTS [Abstract]
Notional amount of forward contracts	$ 14,200
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivatives	517	(659)
Designated as Hedging Instrument [Member] | Other accounts payable and accrued expenses[Member]
Derivatives, Fair Value [Line Items]
Derivatives		(659)
Designated as Hedging Instrument [Member] | Other accounts receivable and prepaid expenses [Member]
Derivatives, Fair Value [Line Items]
Derivatives	$ 517